Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 11. Debt

At December 31, 2020 and 2019, the carrying value of debt was as follows:

	December 31,
	2020	2019
Subordinated convertible promissory notes	$-	$10,000
Unamortized debt discount	-	(898)
Subordinated convertible promissory notes, net	-	9,102

Term Loan	-	3,100
Unamortized debt discount	-	(87)
Vehicle financing agreements	208	271
Total debt obligations, net of deferred financing costs	$208	$3,284

Less: current portion of debt	110	1,435
Debt – net of current portion	98	1,849

Bank term loan and revolver: Effective December 10, 2018, and as amended on November 19, 2019, August 12, 2020 and December 1, 2020, the Company entered into a Loan and Security Agreement for a revolving line of credit (Revolver) and term loan (Term Loan) with Silicon Valley Bank. The revolving line of credit bore interest at a floating per annum rate equal to the greater of (i) the prime rate plus 4.50% or (ii) a fixed rate of 7.75%. On December 23, 2020, the revolver was repaid in full.

Interest payments under the Term Loan were payable in monthly installments at a rate equal to the greater of 2% greater than the Prime Rate or a fixed rate of 7.00%.

In connection with the amendment to the Loan and Security Agreement executed in November 2019, the Company secured access to an additional term loan (Growth Capital Term Loan). Interest payments were payable in monthly installments at a rate equal to the greater of 2% greater than the Prime Rate or a fixed rate of 7.00%.

The Loan and Security Agreement is secured by the assets and intellectual property of the Company and is subject to certain non-financial and financial ratios including but not limited to adjusted quick ratio compliance.

During 2019, the Company issued a warrant to purchase 189,296 shares of common stock at a price of $0.24 per share that expires during 2029 to the lender in connection with the Growth Capital Term Loan. At the discretion of the holder, the warrants may be exercised at any time in cash or may be subject to a cashless exercise in which the warrant shares are converted to common stock under a defined conversion formula. The estimated grant date fair value of this common stock warrant was $0.17 per share. This common stock warrant was assessed under ASC 480 Distinguishing Liabilities from Equity and were accounted for as equity-classified warrants. The grant date fair value of these common stock warrants was recorded as a debt discount to be amortized over the term of the associated debt agreement under the effective interest method. The amortization of the debt discount recorded for the years ended December 31, 2020 and 2019 is $31 and $18, respectively. The Term Loan and the Growth Capital Term Loan were repaid on December 23, 2020. As of December 31, 2019, there were warrants to purchase 340,733 shares of common stock outstanding. On December 24, 2020, all of these warrants were exercised on a cashless basis and as a result, 338,223 shares of common stock were issued.

Convertible notes payable: In January 2020, the Company’s Board of Directors approved the issuance of subordinated convertible promissory notes up to an additional $13,000 and the amendment to the existing subordinated convertible promissory notes such that they contain the same terms as the 2020 notes. During the year ended December 31, 2020, the Company issued subordinated convertible promissory notes in the amount of $8,100. The notes mature at the earlier of (i) February 6, 2021 or (ii) the date of a change of control as defined in the note agreements. Upon a change of control, the Company is required to repay all outstanding principal and interest and a 100% premium on the outstanding principal balance of each note. Under the terms of the agreements, upon a qualifying financing event occurring after July 31, 2020, the convertible promissory notes and accrued interest would be convertible at 70% of the price per share paid generally by cash investors in such qualifying financing.

During the year ended December 31, 2020, the Company incurred a loss on extinguishment of $1,038 in connection with the amendment of $10,000 in face value of convertible notes. Specifically, during February of 2020, the Company entered into amendments of the convertible loan agreements with these note holders to extend the maturities to February 2021. The Company computed the discounted cash flows from these convertible notes as of the date of the amendment, both before and after the amendment. The Company determined that there was a greater than 10% change in the present value of these cash flows, and as such, the amendment qualified as an extinguishment. Pursuant to the relevant accounting guidance, the Company recorded a loss on extinguishment of debt of $1,038.

The Company assessed these embedded features and determined that they were not considered clearly and closely related to the host notes, and met the definition of a derivative. Therefore, these embedded features were all required to be bifurcated from the notes and accounted for separately as a combined derivative liability. The Company estimated the fair value of the combined derivative liability which was recorded as a liability and as a discount net against the subordinated convertible notes. The Company was required to remeasure the combined derivative liability to its then fair value at each subsequent balance sheet date, through an adjustment to current earnings (see Note 12 for further details on the Company’s fair value measurements).

In connection with recording the derivative liability, the Company’s consolidated balance sheet at December 31, 2020 reflects the reclassification of $3,551 from accumulated deficit to additional paid-in capital to reflect adjustments to previously reported debt discount amortization and change in fair value of derivative liabilities.

The debt discount was amortized over the term of the associated debt agreement utilizing the effective interest method. The Company recorded $4,497 in amortization of these discounts as a component of interest expense during the year ended December 31, 2020.

On December 21, 2020, the convertible notes and accrued interest were settled with the payment in cash of convertible notes in the amount of $11,250 and the issuance of 1,715,918 shares upon the conversion of convertible notes into principal and accrued interest of $6,850 and $1,709, respectively.

Vehicle financing agreements: The Company has entered into several vehicle financing agreements with various lenders with maturities ranging from 2020 to 2025. Interest rates on these agreements range from 2.95% to 10.00%. Each agreement is collateralized by the equipment purchased.